CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Jan. 13, 2025	Sep. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Note principal amount																	$ 75,000	$ 75,000	$ 100,000	$ 100,000		$ 50,000
Note maturity date description			mature on various dates from January 12, 2026 to October 31, 2027.
Note conversion price						$ 2.3898		$ 2.9494	$ 3.1209		$ 4.818	$ 4.596	$ 6.258	$ 6.249			$ 13.398	$ 9.822	$ 14.328	$ 20.01	$ 25.737	$ 26.37
Interest expense			$ 300,000	$ 300,000	$ 400,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Note principal amount		$ 609,000
Note maturity date description		The Note matures in 12 months from the issue date of the Note
Note annual interest rate		8.00%
Note original issue discount		$ 44,000
Transaction costs		15,000
Net proceeds from issuance of note		$ 550,000
Note conversion price		$ 240.0
Note floor price		$ 60.0
Interest expense				34,000
Contractual obligation				30,000
Amortization of discounts and debt issuance cost				$ 4,000
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note principal amount	$ 1,311,000
Note maturity date description	Note-2 matures in 12 months from the issue date
Note annual interest rate	7.00%
Note original issue discount	$ 96,000
Transaction costs	15,000
Net proceeds from issuance of note	$ 1,200,000
Note conversion price	$ 90.0						$ 2.4602								$ 7.299	$ 9.546
Note floor price	$ 3.0
Interest expense			570,000
Contractual obligation			34,000
Amortization of discounts and debt issuance cost			539,000
Note fair value	$ 111,000
Unamortized debt discount
Note outstanding balance